Insured assets (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
Cash (including ATM)
Insured assets [Line Items]
Amount covered	₩ 25,200
Type of insurance	Comprehensive insurance for financial institutions
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Property total risk, Machine risk, General liability collateral
Insured assets [Line Items]
Amount covered	₩ 1,510,644
Type of insurance	Comprehensive Property insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Business property and real estate
Insured assets [Line Items]
Amount covered	₩ 24,235
Type of insurance	Fire insurance
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Officer liability of executives
Insured assets [Line Items]
Amount covered	₩ 110,000
Type of insurance	Compensation liability insurance for officers
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Employees
Insured assets [Line Items]
Amount covered	₩ 71,287
Type of insurance	Compensation liability insurance for employee accident
Insurance company	Meritz Fire & Marine Insurance Co., Ltd., etc.
Cash and securities
Insured assets [Line Items]
Amount covered	₩ 80,165
Type of insurance	Burglary insurance
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.
Personal information liability insurance etc.
Insured assets [Line Items]
Amount covered	₩ 32,549
Type of insurance	Others
Insurance company	Samsung Fire & Marine Insurance Co., Ltd., etc.